Other assets	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other assets	Other assets

The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2019	2018
Corporate/bank-owned life insurance	$5,219	$4,937
Accounts receivable	3,802	3,692
Fails to deliver	1,671	2,274
Software	1,590	1,652
Prepaid pension assets	1,464	1,357
Renewable energy investments	1,144	1,264
Equity in a joint venture and other investments	1,102	1,064
Qualified affordable housing project investments	1,024	999
Prepaid expense	491	385
Federal Reserve Bank stock	466	484
Income taxes receivable	388	1,125
Seed capital	184	224
Fair value of hedging derivatives	21	289
Other (a)	1,655	1,552
Total other assets	$20,221	$21,298
(a)
At Dec. 31, 2019 and Dec. 31, 2018, other assets include $22 million and $111 million, respectively, of Federal Home Loan Bank stock, at cost.
Non-readily marketable equity securities

Non-readily marketable equity securities do not have readily determinable fair values. These investments are valued using a measurement alternative where the investments are carried at cost, less any impairment, and plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The observable price changes are recorded in investment and other income on the consolidated income statement. Our non-readily marketable equity securities totaled $61 million at Dec. 31, 2019 and $55 million at Dec. 31, 2018 and are included in equity in a joint venture and other investments in the table above.

The following table presents the adjustments on the non-readily marketable equity securities.

Non-readily marketable equity securities			Life-to-date
(in millions)	2019	2018
Upward adjustments	$4	$28	$32
Downward adjustments	(3)	(1)	(4)
Net adjustments	$1	$27	$28

Qualified affordable housing project investments

We invest in affordable housing projects primarily to satisfy the Company’s requirements under the Community Reinvestment Act. Our total investment in qualified affordable housing projects totaled $1.0 billion at both Dec. 31, 2019 and Dec. 31, 2018. Commitments to fund future investments in qualified affordable housing projects totaled $422 million at Dec. 31, 2019 and $479 million at Dec. 31, 2018 and are recorded in other liabilities. A summary of the commitments to fund future investments is as follows: 2020 – $152 million; 2021 – $161 million; 2022 – $82 million; 2023 – $5 million; 2024 – $2 million; and 2025 and thereafter – $20 million.

Tax credits and other tax benefits recognized were $148 million in 2019, $163 million in 2018 and $156 million in 2017.

Amortization expense included in the provision for income taxes was $121 million in 2019, $136 million in 2018 and $153 million in 2017.
Investments valued using net asset value (“NAV”) per share

In our Investment Management business, we make seed capital investments in certain funds we manage. We also hold private equity investments, specifically small business investment companies (“SBICs”), which are compliant with the Volcker Rule, and certain other corporate investments. Seed capital, private equity and other corporate investments are included in other assets on the consolidated balance sheet. The fair value of certain of these investments was estimated using the NAV per share for our ownership interest in the funds.

The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2019		Dec. 31, 2018
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a)	$59	$—	$54	$—
Private equity investments (SBICs) (b)	89	55	74	41
Other (c)	33	—	87	—
Total	$181	$55	$215	$41

(a)
Primarily includes leveraged loans and structured credit funds which are generally not redeemable. Distributions from such investments will be received as the underlying investments in the funds, which have a life of six years, are liquidated.

(b)
Private equity investments include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.

(c)
Primarily relates to investments in funds that relate to deferred compensation arrangements with employees. Investments in funds can be redeemed on a quarterly basis with redemption notice periods up to 95 days. At Dec. 31, 2018, also included investments which could be redeemed daily or monthly with a redemption notice period of one day.